Trade Accounts Receivable, Net (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivable, Net (Details) [Line Items]
Installment amount paid	S/ 140.0
Recognized net of impairment	3.8	S/ 5.2
Discounted at current value	2.8	5.9
Current compensation value	13.3
Provisions for supplementary works	8.7
Provisions receivable for engineering studies amount	2.1
Trade Accounts Receivable, net [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Recognized net of impairment	44.7	44.4
Discounted at current value	0.7	0.9
Inmobiliaria Almonte S.A. [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Sale of land		1.7
Los Parques de Comas [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Sale of apartments		1.9
Los Parques de Huancayo [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Sale of apartments		1.2
Los Parques de Carabayllo 3 [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Sale of apartments		3.9
Tiendas Línea 1 [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Rents in the projects		1.0
Centro Comercial Agustino Plaza [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Rents in the projects		0.8
Cumbra Peru S.A. [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Amount of due debts	3.4	9.5
Cumbra Ingenieria S.A. [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Amount of due debts	0.9	1.6
Unna Transporte S.A.C. [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Amount of due debts		2.7
Cumbra Peru [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Write-offs generated	S/ 55.7	4.2	S/ 5.7
Tren Urbano de Lima S.A. [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Write-offs generated		3.5
Others [Member]
Trade Accounts Receivable, Net (Details) [Line Items]
Write-offs generated		S/ 0.6